To Our Contract Owners:                                        February 12, 1999

I am pleased to provide you with your Annual Report for New England Variable Annuity Fund I. This report reviews the performance of the fund through 1998 and lists the holdings in the portfolio as of December 31, 1998. The report also contains the complete investment history of this twenty-eight year old fund on both a year by year and cumulative basis.

The proven long-term investment record of this fund is most impressive. In addition to the performance of the fund, there are a number of other benefits to owning your variable annuity. It is ideally suited for retirement planning since you are provided with a hedge against inflation, a guaranteed minimum death benefit and variable and fixed payout options, including options that provide payments for your lifetime. Your annuity contract will also provide for immediate payment of death proceeds to your named beneficiary without incurring the long delays and costs of probate.

If you would like more information about this investment opportunity, please contact your New England Financial representative.

                                        Sincerely,

                                        [/S/ BRUCE C. LONG]

                                        Bruce C. Long President New England
                                        Annuities

NOTE: Investment performance results contained in this report are not a prediction of future returns and, except for the average annual total returns, do not reflect the deduction of the maximum 6% sales load, the maximum 3% administrative charge or 3.5% premium tax, if applicable. If included, these charges would reduce performance figures. The investment return on and principal value of your investment will fluctuate, so that your contract may be worth more or less than you invested.

NEW ENGLAND VARIABLE ANNUITY FUND I

INVESTMENT RECORD (Unaudited)
Percent Change in Unit Value*

                                                                  New England
                                                                Variable Annuity
                                                                     Fund I
      27 years 9 months ended December 31, 1998................     +2,714.8%
      20 years ended December 31, 1998.........................     +2,659.7%
      15 years ended December 31, 1998.........................       +726.0%
      10 years ended December 31, 1998.........................       +382.9%
       5 years ended December 31, 1998.........................       +153.5%
       1 year ended December 31, 1998..........................        +32.7%

* The percentage figures for the Fund are based upon beginning accumulation unit values for the periods shown of $1.157298, $1.180390, $3.943886, $6.745649, $12.850577, and $24.547721, respectively.

The periods selected cover the period since the Fund first commenced business, the last twenty years, the last fifteen years, the last ten years, the last five years and the past year. The results should be considered in light of the Fund's investment objective and policies, the characteristics and quality of its portfolio securities, and the periods selected. Inasmuch as the Fund does not distribute investment income, the investment record reflects reinvestment of such income. The investment record for the Fund also reflects charges, at an effective annual rate of approximately 1.26%, made for investment management and mortality and expense risks. It also reflects certain other expenses to the Fund, currently at an annual rate of .08%.

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ACCUMULATION UNIT VALUE TABLE (Unaudited)

                                                Accumulation   %
                          Date                   Unit Value  Change
                          December 31, 1985....  $4.823900   +35.0
                          December 31, 1986....   6.156190   +27.6
                          December 31, 1987....   7.017161   +14.0
                          December 31, 1988....   6.745649   - 3.9
                          December 31, 1989....   7.984578   +18.4
                          December 31, 1990....   8.383448   + 5.0
                          December 31, 1991....  11.835525   +41.2
                          December 31, 1992....  11.576959   - 2.2
                          December 31, 1993....  12.850577   +11.0
                          December 31, 1994....  11.899473   - 7.4
                          December 31, 1995....  16.523266   +38.9
                          December 31, 1996....  20.079854   +21.5
                          December 31, 1997....  24.547721   +22.3
                          December 31, 1998....  32.575691   +32.7

                       Accumulation   %
Date                    Unit Value  Change
March 25, 1971........  $1.157298     --
December 31, 1971.....   1.180085   + 2.0
December 31, 1972.....   1.324345   +12.2
December 31, 1973.....   1.144645   -13.6
December 31, 1974.....   0.786512   -31.3
December 31, 1975.....   0.981727   +24.8
December 31, 1976.....   1.147484   +16.9
December 31, 1977.....   1.077867   - 6.1
December 31, 1978.....   1.180390   + 9.5
December 31, 1979.....   1.356685   +14.9
December 31, 1980.....   1.907809   +40.6
December 31, 1981.....   2.046992   + 7.3
December 31, 1982.....   3.254033   +59.0
December 31, 1983.....   3.943886   +21.2
December 31, 1984.....   3.572709   - 9.4

The above table indicates the accumulation unit value of the Fund on March 25, 1971, the date of the first sale, and on the last valuation date of each twelve month period from December 31, 1971 through December 31, 1998, together with the percentage change in accumulation unit values during each such period.

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AVERAGE ANNUAL TOTAL RETURN (Unaudited)

The average annual total return of the Fund on a single purchase payment of $1,000 for the 1, 5 and 10 year periods ending December 31, 1998 was 17.8%, 17.6% and 15.7%, respectively, assuming deduction of the 3.5% maximum premium tax. Assuming no premium tax deduction, the average annual total return on a $1,000 purchase payment for the same periods was 22.0%, 18.4% and 16.1%, respectively. These performance results represent past performance. These results reflect the deduction of the maximum sales and administrative load of 9% of the first $46 and 8% of the balance of the purchase payment (after premium tax, if any).

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NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO REVIEW


                       TEN LARGEST COMMON STOCK HOLDINGS
                            as of December 31, 1998

                                                       Market      Percent of
       Company                                         Value    Total Net Assets
       -------                                         ------   ----------------
       Nokia Corp. ................................. $6,780,631       8.5%
       Wal-Mart Stores, Inc. .......................  5,619,188       7.0
       Chase Manhattan Corp. .......................  5,206,781       6.5
       Philip Morris Companies, Inc. ...............  5,136,000       6.4
       Firstar Corp. ...............................  4,849,000       6.1
       International Business Machines..............  4,434,000       5.6
       Bank New York, Inc. .........................  4,407,375       5.5
       Intel Corp. .................................  4,386,813       5.5
       Volkswagen AG................................  4,205,250       5.3
       Anheuser-Busch Cos, Inc. ....................  4,101,563       5.1


PORTFOLIO CHANGES
Shares owned at December 31, 1997 compared to shares owned December 31, 1998

          NEW SECURITIES ADDED
                                  Shares
                                  ------
American General Corp. .........   49,000
Anheuser-Busch Cos, Inc. .......   62,500
Burlington Northern Santa Fe
 Corp. .........................  103,000
First Union Corp. ..............   15,000
Firstar Corp. ..................   52,000
Intel Corp. ....................   37,000
International Business Machines.   24,000
Micron Technology, Inc. ........   71,000
Nokia Corp. ....................   56,300
Sun Microsystems, Inc. .........   29,000
Texas Instruments, Inc. ........   44,000
UNUM Corp. .....................   26,000
Wal-Mart Stores, Inc. ..........   69,000

     SECURITIES ELIMINATED
                         Shares
                         ------
AMR Corp. .............. 33,500
Citicorp................ 28,000
Compaq Computer Corp. .. 62,000
Deere & Co. ............ 54,000
Dell Computer Corp. .... 45,700
Delta Air Lines, Inc. .. 31,000
Eli Lilly & Company..... 57,400
Hershey Foods Corp. .... 72,500
Pfizer, Inc. ........... 51,100
Philips Electronics..... 50,000
UAL Corp. .............. 23,600
Warner Lambert Co. ..... 30,200

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

          COMMON STOCKS--99.1% of Total Net Assets
                                                                           Value
   Shares                                                               (Note 2)
   ------                                                            -----------
          Auto & Related--5.3%
  267,000 Volkswagen AG...........................................   $ 4,205,250
                                                                     -----------
          Banks--Money Center--6.5%
   76,500 Chase Manhattan Corp. ..................................     5,206,781
                                                                     -----------
          Banks--Regional--17.3%
  109,500 Bank New York, Inc. ....................................     4,407,375
   60,000 BankAmerica Corp. ......................................     3,607,500
   15,000 First Union Corp. ......................................       912,188
   52,000 Firstar Corp. ..........................................     4,849,000
                                                                     -----------
                                                                      13,776,063
                                                                     -----------
          Beverages & Tobacco--11.6%
   62,500 Anheuser-Busch Cos, Inc. ...............................     4,101,563
   96,000 Philip Morris Companies, Inc. ..........................     5,136,000
                                                                     -----------
                                                                       9,237,563
                                                                     -----------
          Computer Software & Services--1.9%
   23,000 Computer Sciences Corp.*................................     1,482,062
                                                                     -----------
          Electronic & Communication Equipment--8.5%
   56,300 Nokia Corp. ............................................     6,780,631
                                                                     -----------
          Electronic Components--14.7%
   37,000 Intel Corp. ............................................     4,386,813
   71,000 Micron Technology, Inc.*................................     3,589,937
   44,000 Texas Instruments, Inc. ................................     3,764,750
                                                                     -----------
                                                                      11,741,500
                                                                     -----------
          Freight Transportation--4.4%
  103,000 Burlington Northern Santa Fe Corp. .....................     3,476,250
                                                                     -----------
          Insurance--13.3%
   49,000 American General Corp. .................................     3,822,000
   37,125 American International Group, Inc. .....................     3,587,203
   22,000 Jefferson Pilot Corp. ..................................     1,650,000
   26,000 UNUM Corp. .............................................     1,517,750
                                                                     -----------
                                                                      10,576,953
                                                                     -----------
          Microcomputers--3.1%
   29,000 Sun Microsystems, Inc.*.................................     2,483,125
                                                                     -----------
          Office Equipment & Supplies--5.5%
   24,000 International Business Machines.........................     4,434,000
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO OF INVESTMENTS -- Continued

          COMMON STOCKS -- Continued
                                                                          Value
   Shares                                                              (Note 2)
   ------                                                           -----------
          Retail--7.0%
   69,000 Wal-Mart Stores, Inc. .................................   $ 5,619,188
                                                                    -----------

          TOTAL COMMON STOCKS
          (average cost $60,833,694).............................    79,019,366
                                                                    -----------

          CORPORATE SHORT-TERM NOTES--1.0% of Total Net Assets
   Face
  Amount
  ------
 $805,000 American Express Credit Corp., 4.85% due 1/4/99........       805,000
                                                                    -----------

          TOTAL CORPORATE SHORT-TERM NOTES
          (average cost $805,000)................................       805,000
                                                                    -----------

          TOTAL INVESTMENTS--100.1%
          (average cost $61,638,694).............................    79,824,366
                                                                    -----------
          Other liabilities in excess of other assets--(0.1%)....       (94,426)
                                                                    -----------

          TOTAL NET ASSETS--100%                                    $79,729,940
                                                                    ===========
          *Non-income producing security.



   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENT OF
ASSETS AND LIABILITIES
December 31, 1998

Assets
 Investments at value (average cost $61,638,694) (Note 2).......... $79,824,366
 Receivable from the insurance company.............................   1,029,968
 Receivable for investments sold...................................     168,245
 Dividends and interest receivable.................................      78,847
                                                                    -----------
    Total assets...................................................  81,101,426
                                                                    -----------
Liabilities
 Payable for investment purchased..................................     353,212
 Payable for investment advisory fees (Note 4).....................      19,965
 Payable for mortality and expense risks (Note 5)..................      63,735
 Payable for other direct expenses (Note 4)........................      57,439
 Payable to bank...................................................     877,135
                                                                    -----------
    Total liabilities..............................................   1,371,486
                                                                    -----------
Net assets......................................................... $79,729,940
                                                                    ===========
Net assets attributable to variable annuity contractholders
 2,219,809 accumulation units at $32.58 per unit................... $72,311,835
Annuity reserves (Note 2)..........................................   7,418,105
                                                                    -----------
                                                                    $79,729,940
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF
OPERATIONS
For the year ended December 31, 1998

Investment income (Note 2)
 Income
  Dividends (net of foreign taxes of $152,412)..................... $ 1,283,990
  Interest.........................................................      40,480
  Other income.....................................................         415
                                                                    -----------
    Total income...................................................   1,324,885
                                                                    -----------
 Expenses
  Mortality and expense risks (Notes 2 and 5)......................     714,577
  Investment advisory fee (Note 4).................................     232,028
  Other direct expenses (Note 4)...................................      60,309
                                                                    -----------
    Total expenses.................................................   1,006,914
                                                                    -----------
 Net investment income.............................................     317,971
                                                                    -----------
Realized and unrealized gain on investments (Note 3)
  Net realized gain from investments sold..........................  11,255,524
  Net change in unrealized appreciation of investments.............  10,036,280
                                                                    -----------
    Net gain on investments........................................  21,291,804
                                                                    -----------
Increase in net assets resulting from operations................... $21,609,775
                                                                    ===========

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENTS OF CHANGES IN NET ASSETS

                                                       For the years ended
                                                           December 31,
                                                     -------------------------
                                                         1998         1997
                                                     ------------  -----------
Increase in net assets from operations
 Net investment income (loss)....................... $    317,971  $   (66,183)
 Realized net gain from investments sold............   11,255,524   20,352,502
 Change in unrealized appreciation of investments...   10,036,280   (6,048,337)
                                                     ------------  -----------
 Increase in net assets resulting from operations...   21,609,775   14,237,982
                                                     ------------  -----------
Changes from principal transactions
 Purchase payments, less sales and administrative
  expenses and applicable premium taxes (Note 4)....      320,036      244,397
 Contract terminations..............................  (13,539,514)  (7,408,980)
 Annuity payments...................................     (785,818)    (742,854)
 Adjustments to annuity reserves (Note 2)...........      298,268      213,936
                                                     ------------  -----------
 Decrease in net assets resulting from principal
  transactions......................................  (13,707,028)  (7,693,501)
                                                     ------------  -----------
 Total increase in net assets.......................    7,902,747    6,544,481
Net assets
 Beginning of year..................................   71,827,193   65,282,712
                                                     ------------  -----------
 End of year........................................ $ 79,729,940  $71,827,193
                                                     ============  ===========


   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
SUPPLEMENTARY INFORMATION--
Selected Per Unit Data and Ratios

  Selected data for an accumulation unit outstanding throughout each year and ratios are as follows:

                                      Year Ended December 31,
                         -----------------------------------------------------
                           1998       1997       1996       1995       1994
                         ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 beginning of year......    $24.55     $20.08     $16.52     $11.90     $12.85
                         ---------  ---------  ---------  ---------  ---------
Per unit data
 Investment income......       .50        .29        .28        .24        .29
 Expenses...............      (.38)      (.32)      (.24)      (.19)      (.16)
                         ---------  ---------  ---------  ---------  ---------
 Net investment income
  (loss)................       .12       (.03)       .04        .05        .13
 Net realized and
  unrealized gain (loss)
  on investments........      7.91       4.50       3.52       4.57      (1.08)
                         ---------  ---------  ---------  ---------  ---------
 Net increase (decrease)
  in net asset value....      8.03       4.47       3.56       4.62       (.95)
                         ---------  ---------  ---------  ---------  ---------
 Net Asset Value, end of
  year..................    $32.58     $24.55     $20.08     $16.52     $11.90
                         =========  =========  =========  =========  =========
Total Return (%)........      32.7       22.3       21.5       38.9       (7.4)
Ratios
 Ratio of operating
  expenses to average
  net assets (%)........      1.34       1.35       1.34       1.35       1.26
 Ratio of net investment
  income to average net
  assets (%)............       .44       (.09)       .22        .34       1.06
Portfolio turnover (%)..    195.15     209.18     196.25     228.26     139.43
Number of accumulation
 units outstanding at
 end of year............ 2,219,809  2,694,327  3,012,611  3,399,132  4,038,331

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS
1.Nature of Operations

New England Variable Annuity Fund I (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, The Fund is sold for use with various retirement plans that are qualified under the Internal Revenue Code, for individual use, and for use with plans and trusts that are not qualified under the Internal Revenue Code. The operations of the Fund are part of Metropolitan Life Insurance Company (the "Insurance Company"). Prior to August 30, 1996, the Fund was a part of New England Mutual Life Insurance Company ("New England Mutual"). Effective August 30, 1996, New England Mutual merged into the Insurance Company. New England Life Insurance Company, a subsidiary of the Insurance Company, is the designated office for contract-holder services. No new contracts are being offered at this time, but holders of existing flexible payment deferred contracts may continue to make purchase payments.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.

A. Security valuation. Investments in common stocks traded on a national securities exchange or on the NASDAQ national market system are valued at their last reported sales prices on the principal exchange, or if there was no reported sale during the day and for over-the-counter securities not so listed, at the last reported bid prices. Corporate short-term notes are stated at cost, which approximates fair value.

B. Security transactions and related investment income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and net realized and unrealized gain (loss) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the net assets of the Fund as of the beginning of the valuation period.

C. Federal income taxes. The Fund is not taxed separately because the operations of the Fund are part of the total operations of the Insurance Company. The Insurance Company is taxed as a life insurance company under the Internal Revenue Code. The Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Fund.

D. Annuity reserves. Annuity reserves are computed for currently payable contracts according to the 1983-a Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from the Insurance Company. For contracts payable on or after January 1, 1998 annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS -- Continued

3.Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments (other than short-term securities) for the year ended December 31, 1998 were $145,557,656 and $159,272,251, respectively. Gains and losses from sales of investments are computed on the basis of average cost.

4.Advisory and Service Fees With Affiliates

During the year ended December 31, 1998, the Fund incurred investment management fees of $232,028, payable to the Fund's investment adviser, Capital Growth Management Limited Partnership, an affiliate of the Insurance Company. The advisory agreement provides for a fee at the annual rate of 0.3066% of the average net assets of the Fund. Deductions from purchase payments for sales and administrative expenses, which for the year ended December 31, 1998, amounted to $10,811 and $4,036, respectively, were retained by the Insurance Company.

Effective January 1, 1995, the audit and managers fees have been borne by the Fund. A charge is deducted daily against the Fund based on estimated audit and manager fees. This daily charge is reviewed on a quarterly basis and adjusted as necessary. Any excess or deficiency in the daily charge relative to incurred expenses is applied to future periods in the quarterly review. For the year ended December 31, 1998 the charges to the Fund amounted to $60,309 and actual fees of $39,569 were incurred.

5.Mortality and Expense Risks and Deductions

Although variable annuity payments differ according to the investment performance of the Fund, they are not affected by mortality or expense experience because the Insurance Company assumes the expense risk and the mortality risk under the contracts. The Insurance Company charges the Fund assets for assuming those risks. During 1998, the mortality and expense risk charges totaled $714,577.

The expense risk assumed by the Insurance Company is the risk that the deductions for sales and administrative expenses and for investment advisory services provided for in the variable annuity contract may prove insufficient to cover the cost of those items.

The mortality risk assumed by the Insurance Company has two elements: a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk.

The life annuity mortality risk results from a provision in the contract in which the Insurance Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

Under deferred annuity contracts, the Insurance Company also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of
(1) the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date.

If those deductions are insufficient to cover the cost of the expense and mortality risks assumed by the Insurance Company, the Insurance Company absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is transferred to the Insurance Company.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS -- Continued

6.Related Parties

Two members of the Board of Managers of the Fund are officers of New England Life Insurance Company. Both members are affiliated with the principal underwriter, one as an officer and one as a director.

7.Increase (Decrease) in Accumulation Units

                                                           For the years ended
                                                              December 31,
                                                           --------------------
                                                             1998       1997
                                                           ---------  ---------
 Units purchased..........................................    14,318     10,269
 Units redeemed...........................................  (488,836)  (328,553)
                                                           ---------  ---------
  Net decrease............................................  (474,518)  (318,284)
Units at beginning of period.............................. 2,694,327  3,012,611
                                                           ---------  ---------
Units at end of period.................................... 2,219,809  2,694,327
                                                           =========  =========

REPORT OF INDEPENDENT AUDITORS

To the Board of Managers and the Contract Owners of New England Variable Annuity Fund I

We have audited the accompanying statement of assets and liabilities of New England Variable Annuity Fund I (the "Fund"), including the schedule of portfolio investments, as of December 31, 1998, and the related statements of operations, changes in net assets, and selected per unit data and ratios for the two years then ended. These financial statements and selected per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audit. The selected per unit data and ratios for each of the three years ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. Where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of New England Variable Annuity Fund I as of December 31, 1998, the results of its operations, the changes in its net assets, and selected per unit data and ratios for the two years then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
February 10, 1999

New England Variable Annuity Fund I
is a separate account of
Metropolitan Life Insurance Company
One Madison Avenue
New York, New York 10010

Board of Managers
Frederick K. Zimmermann, Chairman
John J. Arena
John W. Flynn
Anne M. Goggin
Nancy Hawthorne
Joseph M. Hinchey
Robert B. Kittredge
John T. Ludes
Dale Rogers Marshall

Designated Office for Contractholder Services
New England Life Insurance Company
501 Boylston Street
Boston, Massachusetts 02116-3700
(617) 578-2000

Investment Adviser
Capital Growth Management Limited Partnership
One International Place
Boston, Massachusetts 02110

Distributor
New England Securities Corporation
399 Boylston Street
Boston, Massachusetts 02116

Legal Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02110

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110-1617

This report has been prepared for the contract owners of the Fund and is authorized for distribution to prospective investors in the Fund when it is accompanied or preceded by a current prospectus.


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Equal Opportunity Employer M/F

New England Financial is the service mark for New England Life Insurance Company, Boston, MA and related companies.
[NEW ENGLAND LOGO APPEARS HERE]

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NEW ENGLAND
VARIABLE ANNUITY
FUND I

Twenty-Eighth Annual Report
December 31, 1998